Income Taxes - Summary of Loss Before Provision (Benefit) For Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.K.	$ (137,973)	$ (326,206)	$ (26,846)
Foreign	(45,307)	(278,248)	(1,689)
Loss before income taxes	$ (183,280)	$ (604,454)	$ (28,535)